Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of PMG (Detail) - USD ($) $ in Thousands			9 Months Ended		13 Months Ended
		Dec. 04, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill			$ 764,377		$ 616,088	$ 588,434
Total cash outflows			$ 144,131	$ 54,009
PMG
Business Acquisition [Line Items]
Cash		$ 194
Property, plant and equipment		712
Goodwill	[1]	48,728
Accounts receivable		11,597
Prepayments and other current assets		1,329
Accounts payable		(530)
Other liabilities		(3,456)
Non-current deferred tax liability		(3,106)
Net assets acquired		65,354
Cash consideration		53,681			$ 1,600
Other liabilities assumed		10,060
Working capital adjustment		1,613
Total cash outflows		65,354
PMG | Customer Lists
Business Acquisition [Line Items]
Intangible assets		6,938
PMG | Order Backlog
Business Acquisition [Line Items]
Intangible assets		$ 2,948

[1]	Goodwill represents the acquisition of an established workforce with experience in clinical trial consulting and regulatory support for the development of drugs, medical devices and diagnostics, with a specific focus on strategy to increase efficiency and productivity in product development. In finalizing the goodwill on acquisition of PMG in the twelve month period from acquisition, fair value adjustments of $7.7 million were made to deferred tax liabilities ($3.1 million), accounts receivable acquired ($1.4 million), other liabilities ($1.2 million) and the value of the customer list and order backlog assets acquired ($0.4 million). Additional consideration of $1.6 million was provided on completion of the contractual working capital process.